Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Mafco Worldwide & Merisant
Commitments and Contingencies

11.  Commitments and Contingencies

The Business leases certain facilities and office equipment. Future minimum payments under non-cancelable operating leases with initial terms of one year or more consisted of the following as of March 31, 2020:

2020	$2.5
2021	2.8
2022	2.6
2023	2.3
2024	1.0
Thereafter	2.2
Less: sublease rental income	(3.4)
$10.0

Total operating lease rent expense for the three months ended March 31, 2020 and 2019 was $1.4.

The Business is subject to various claims, pending and possible legal actions for product liability and other damages, and other matters arising out of the conduct of the business. The Business believes, based on current knowledge and consultation with counsel, that the outcome of such claims and actions will not have a material adverse effect on the Business’ combined financial position or results of operations.

As of March 31, 2020, the Business had obligations to purchase $16.1 million of raw materials.

11.   Commitments and Contingencies

The Business leases certain facilities and office equipment. Future minimum payments under non-cancelable operating leases with initial terms of one year or more consisted of the following as of December 31, 2019:

2020	$3.2
2021	2.8
2022	2.6
2023	2.4
2024	1.0
Thereafter	2.2
Less: sublease rental income	(3.7)
$10.5

Total operating lease rent expense for 2019, 2018 and 2017 was $5.2,  $3.7 and $4.4, respectively.

The Business is subject to various claims, pending and possible legal actions for product liability and other damages, and other matters arising out of the conduct of the business. The Business believes, based on current knowledge and consultation with counsel, that the outcome of such claims and actions will not have a material adverse effect on the Business’ combined financial position or results of operations.

In addition, at December 31, 2019, the Business had obligations to purchase $12.6 million of raw materials through 2025, however, is unable to make reasonably reliable estimates of the timing of such payments.